UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place
Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2016

Item 1. Schedule of Investments.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.8%

Australia - 5.5%
AMP Ltd.	799,765	2,900,621
Australia & New Zealand Banking Group Ltd.	257,469	5,636,299
Coca-Cola Amatil Ltd.	363,343	2,649,847
Westpac Banking Corp.	193,617	4,544,945
		15,731,712

Austria - 1.0%
Andritz AG	57,026	2,857,786

Belgium - 1.2%
KBC Groep NV	54,297	3,354,891

Canada - 2.2%
Bank of Montreal	63,337	4,555,509
Veresen, Inc.	177,892	1,736,986
		6,292,495

Denmark - 0.9%
TDC A/S *	506,951	2,598,819

France - 13.3%
Arkema SA	30,917	3,022,157
AXA SA	36,412	917,902
AXA SA (ADR)	159,840	4,027,968
Cie de Saint-Gobain	129,065	6,003,763
Sanofi SA	36,488	2,950,609
Sanofi SA (ADR)	60,756	2,456,973
Schneider Electric SE	72,095	5,008,328
Societe Generale SA	61,078	3,004,232
Suez	260,585	3,839,585
Technip SA	78,162	5,567,616
Valeo SA (ADR)	51,833	1,482,424
		38,281,557

Germany - 9.2%
Allianz SE	25,123	4,146,247
Bayerische Motoren Werke AG	30,928	2,880,510
Covestro AG (a)	25,616	1,753,355
Daimler AG	43,912	3,258,954

See notes to Schedule of Investments

Deutsche Post AG	102,632	3,365,820
HeidelbergCement AG	50,715	4,720,550
Metro AG	72,121	2,397,095
OSRAM Licht AG	21,901	1,146,854
TUI AG	194,905	2,728,267
		26,397,652

Hong Kong - 2.8%
BOC Hong Kong Holdings Ltd.	315,936	1,125,223
BOC Hong Kong Holdings Ltd. (ADR) (b)	37,082	2,653,032
PCCW Ltd.	2,571,954	1,390,354
Wharf Holdings Ltd. (The)	418,000	2,768,821
		7,937,430

Italy - 1.6%
Atlantia SpA	200,450	4,689,795

Japan - 19.0%
Alfresa Holdings Corp.	90,133	1,488,723
Amada Holdings Co. Ltd.	234,600	2,613,576
Astellas Pharma, Inc.	174,900	2,426,449
Fujitsu Ltd.	487,000	2,696,785
Kao Corp.	38,400	1,817,659
Komatsu Ltd.	102,298	2,317,064
Mitsubishi Chemical Holdings Corp.	423,741	2,739,764
MS&AD Insurance Group Holdings, Inc. (ADR)	118,616	1,827,873
Nabtesco Corp.	108,900	2,524,409
Nippon Telegraph & Telephone Corp. (c)	222,400	9,361,958
Nissan Motor Co. Ltd.	416,585	4,178,823
NTT DoCoMo, Inc.	100,300	2,281,350
Oji Holdings Corp.	625,000	2,541,626
Panasonic Corp.	282,857	2,868,779
Showa Shell Sekiyu K.K.	239,200	2,222,272
Sumitomo Electric Industries Ltd.	183,100	2,636,514
Sumitomo Mitsui Financial Group, Inc.	69,900	2,661,999
Toppan Printing Co. Ltd.	395,000	3,766,404
Toyo Suisan Kaisha Ltd.	41,141	1,488,453
		54,460,480

Kenya - 0.2%
Safaricom Ltd.	3,369,625	629,729

Netherlands - 6.0%
Koninklijke Ahold Delhaize NV	287,480	6,055,191

See notes to Schedule of Investments

Koninklijke Philips NV:
Common	68,727	2,101,116
NY Shares	66,774	2,041,281
Unilever NV (CVA) (b)	174,109	7,152,191
		17,349,779

New Zealand - 1.4%
Contact Energy Ltd.	639,914	2,069,289
Spark New Zealand Ltd.	439,022	1,038,822
Spark New Zealand Ltd. (ADR)	91,088	1,066,641
		4,174,752

Norway - 2.2%
DNB ASA	160,395	2,381,111
Norsk Hydro ASA	807,082	3,851,983
		6,233,094

Portugal - 1.1%
EDP - Energias de Portugal SA	1,076,200	3,275,464

Singapore - 1.1%
CapitaLand Commercial Trust REIT	3,055,100	3,112,445

South Africa - 0.8%
Aspen Pharmacare Holdings Ltd.	110,178	2,269,749

Spain - 1.0%
Telefonica SA	327,443	3,023,070

Sweden - 5.8%
Atlas Copco AB, A Shares	119,975	3,639,628
Electrolux AB, Series B	125,601	3,110,010
Husqvarna AB, Class B	590,861	4,584,547
Nordea Bank AB	345,167	3,824,665
Thule Group AB (a)	98,236	1,533,622
		16,692,472

Switzerland - 9.6%
Coca-Cola HBC AG *	82,360	1,793,410
Nestle SA	62,699	4,491,604
Novartis AG	71,980	5,234,633
OC Oerlikon Corp. AG *	281,110	2,757,837
Roche Holding AG	24,929	5,682,630
Swiss Re AG	28,389	2,685,964

See notes to Schedule of Investments

Wolseley plc	80,584	4,919,341
		27,565,419

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	69,661	2,002,754

United Kingdom - 9.0%
3i Group plc	462,020	3,996,652
AstraZeneca plc	53,380	2,914,961
AstraZeneca plc (ADR)	27,018	738,132
Coca-Cola European Partners plc	69,315	2,176,491
Direct Line Insurance Group plc	681,688	3,102,461
GlaxoSmithKline plc	203,173	3,902,645
GlaxoSmithKline plc (ADR)	53,107	2,045,151
ITV plc	11,603	29,460
J Sainsbury plc	539,170	1,657,111
Kingfisher plc	732,823	3,157,282
Petrofac Ltd.	187,151	2,002,814
		25,723,160

United States - 1.2%
Apple, Inc.	14,024	1,624,259
PepsiCo, Inc.	17,249	1,804,763
		3,429,022

Venture Capital - 0.0%
Powerspan Corp., Contingent Deferred Distribution *(d)(e)	1	—

Total Common Stocks (Cost $274,847,902)		278,083,526

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Bioceptive, Inc.:
Series A *(d)(e)	582,574	—
Series B *(d)(e)	40,523	—
FINAE, Series D *(d)(e)	2,597,442	182,939
		182,939

Total Preferred Stocks (Cost $521,381)		182,939

See notes to Schedule of Investments

	ADJUSTED BASIS ($)	VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%
Africa Renewable Energy Fund LP *(d)(e)	456,637	386,833
BFSE Holding, BV LP *(d)(e)	610,427	200,586
Blackstone Clean Technology Partners LP *(d)(e)	78,853	13,319
China Environment Fund 2004 LP *(d)(e)	—	63,103
Emerald Sustainability Fund I LP *(d)(e)	425,186	126,879
gNet Defta Development Holding LLC *(d)(e)(f)	400,000	298,198
SEAF Central and Eastern European Growth Fund LLC *(d)(e)(f)	285,795	188,746
SEAF India International Growth Fund LP *(d)(e)	213,732	29,954
Terra Capital LP *(d)(e)	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,940,220)		1,307,619

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
AFIG LLC, 6.00%, 10/17/17 (d)(e)	450,953	448,987
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18 (d)(e)(g)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $520,952)		501,487

HIGH SOCIAL IMPACT INVESTMENTS - 1.6%
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19 (d)(e)	4,431,583	4,100,322
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (d)(e)(h)	220,000	195,800
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (d)(e)(h)	283,000	266,020

Total High Social Impact Investments (Cost $4,934,583)		4,562,142

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	32,287	32,287

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $32,287)		32,287

TOTAL INVESTMENTS (Cost $283,797,325) - 99.1%		284,670,000
Other assets and liabilities, net - 0.9%		2,469,985
NET ASSETS - 100.0%		287,139,985

See notes to Schedule of Investments

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	20.1%
Industrials	17.5%
Consumer Staples	11.8%
Consumer Discretionary	11.4%
Health Care	11.3%
Telecommunication Services	7.5%
Materials	6.5%
Energy	4.1%
Utilities	3.2%
Information Technology	2.2%
Real Estate	2.1%
High Social Impact Investments	1.6%
Limited Partnership Interest	0.5%
Venture Capital	0.2%
Total	100.0%

* Does not reflect the value of securities held as cash collateral on securities loaned.

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,286,977, which represents 1.1% of the net assets of the Fund as of December 31, 2016.

(b) Security, or portion of security, is on loan. Total value of securities on loan is $24,770 as of December 31, 2016.
(c) 85,000 shares of Nippon Telegraph & Telephone Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Fund. There are no restrictions on the trading of this security.

(d) Total market value of restricted securities amounts to $6,554,187, which represents 2.3% of the net assets of the Fund as of December 31, 2016.
(e) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $6,554,187, which represents 2.3% of the net assets of the Fund as of December 31, 2016.

(f) Affiliated company.
(g) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 14, 2018 with 1% to be paid annually and the remaining interest due at maturity. This security is currently accruing at 1%.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.

Abbreviations:
ADR:	American Depositary Receipts
CVA:	Certificaten Van Aandelen
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
AFIG LLC, 6.00%, 10/17/17	10/11/12	450,952
Africa Renewable Energy Fund LP	4/17/14-11/14/16	456,637
BFSE Holding, BV LP	1/12/06-8/9/16	610,427
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19	12/15/16	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	425,186
FINAE, Series D	2/28/11-11/16/15	252,686
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	220,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	283,000
Powerspan Corp., Contingent Deferred Distribution	7/11/14	—
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	285,795
SEAF India International Growth Fund LP	3/22/05-5/24/10	213,732
Terra Capital LP	11/23/98-3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18	2/12/14	70,000

See notes to Schedule of Investments

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.0%

Auto Components - 1.6%
Adient plc *	9,831	576,097
Delphi Automotive plc	80,193	5,400,998
		5,977,095

Banks - 6.8%
East West Bancorp, Inc.	184,210	9,363,394
Investors Bancorp, Inc.	530,725	7,403,614
Umpqua Holdings Corp.	463,350	8,701,713
		25,468,721

Beverages - 1.0%
Coca-Cola European Partners plc	122,911	3,859,405

Building Products - 1.6%
Johnson Controls International plc	148,024	6,097,109

Capital Markets - 4.3%
Ameriprise Financial, Inc.	50,389	5,590,156
Moody's Corp.	64,738	6,102,851
Northern Trust Corp.	48,938	4,357,929
		16,050,936

Chemicals - 1.4%
PPG Industries, Inc.	56,692	5,372,134

Construction & Engineering - 1.3%
EMCOR Group, Inc.	67,871	4,802,552

Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	414,835	5,177,141

Diversified Telecommunication Services - 1.0%
TELUS Corp.	120,764	3,845,128

Electric Utilities - 2.6%
Alliant Energy Corp.	129,374	4,901,981

See notes to Schedule of Investments

Portland General Electric Co.	109,779	4,756,724
		9,658,705

Electrical Equipment - 1.8%
Eaton Corp. plc	101,439	6,805,542

Electronic Equipment & Instruments - 1.8%
FLIR Systems, Inc.	190,252	6,885,220

Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	65,515	4,256,510
FMC Technologies, Inc. *	187,955	6,678,041
		10,934,551

Equity Real Estate Investment Trusts (REITs) - 6.8%
American Campus Communities, Inc.	85,126	4,236,721
DDR Corp.	326,738	4,989,289
Duke Realty Corp.	219,795	5,837,755
First Industrial Realty Trust, Inc.	195,063	5,471,517
Healthcare Trust of America, Inc., Class A	168,335	4,900,232
		25,435,514

Food Products - 3.5%
Bunge Ltd.	90,451	6,534,180
Conagra Brands, Inc.	130,330	5,154,552
Lamb Weston Holdings, Inc. *	36,274	1,372,971
		13,061,703

Gas Utilities - 2.9%
Southwest Gas Corp.	64,727	4,959,383
UGI Corp.	125,256	5,771,796
		10,731,179

Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	98,439	4,364,785
ResMed, Inc. (a)	69,977	4,342,073
Varian Medical Systems, Inc. *	60,039	5,390,302
		14,097,160

See notes to Schedule of Investments

Health Care Providers & Services - 3.0%
Patterson Cos., Inc. (a)	94,829	3,890,834
Quest Diagnostics, Inc.	82,335	7,566,586
		11,457,420

Hotels, Restaurants & Leisure - 1.6%
Texas Roadhouse, Inc.	122,565	5,912,536

Household Durables - 1.0%
Leggett & Platt, Inc.	78,969	3,860,005

Industrial Conglomerates - 1.8%
Carlisle Cos., Inc.	62,513	6,894,559

Insurance - 7.6%
Alleghany Corp. *	8,415	5,117,330
American Financial Group, Inc.	57,239	5,043,901
Hanover Insurance Group, Inc. (The)	48,285	4,394,418
Principal Financial Group, Inc.	143,617	8,309,679
Unum Group	131,990	5,798,321
		28,663,649

IT Services - 6.0%
Amdocs Ltd.	105,351	6,136,696
Automatic Data Processing, Inc.	52,030	5,347,643
Broadridge Financial Solutions, Inc.	88,339	5,856,876
Vantiv, Inc., Class A *	88,479	5,275,118
		22,616,333

Leisure Products - 1.1%
Hasbro, Inc.	52,833	4,109,879

Life Sciences - Tools & Services - 3.5%
Agilent Technologies, Inc.	160,740	7,323,315
PerkinElmer, Inc.	109,188	5,694,154
		13,017,469

Machinery - 3.8%
Ingersoll-Rand plc	102,681	7,705,182
Xylem, Inc.	129,231	6,399,519
		14,104,701

See notes to Schedule of Investments

Media - 1.6%
Omnicom Group, Inc.	70,513	6,001,361

Metals & Mining - 1.6%
Reliance Steel & Aluminum Co.	78,019	6,205,631

Oil, Gas & Consumable Fuels - 3.6%
ONEOK, Inc.	125,515	7,205,816
Spectra Energy Corp.	150,762	6,194,811
		13,400,627

Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	261,017	8,423,018
Maxim Integrated Products, Inc.	189,538	7,310,481
		15,733,499

Software - 4.5%
CA, Inc.	152,209	4,835,680
Synopsys, Inc. *	117,218	6,899,452
VMware, Inc., Class A *(a)	63,507	4,999,906
		16,735,038

Specialty Retail - 3.7%
Foot Locker, Inc.	57,964	4,109,068
Ross Stores, Inc.	105,312	6,908,467
Sally Beauty Holdings, Inc. *	111,922	2,956,979
		13,974,514

Trading Companies & Distributors - 2.9%
HD Supply Holdings, Inc. *	143,777	6,111,960
MSC Industrial Direct Co., Inc., Class A	52,803	4,878,469
		10,990,429

Total Common Stocks (Cost $339,202,795)		367,937,445

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.8%
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19 (b)(c)	2,619,488	2,423,681
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(d)	309,000	275,010
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(d)	398,000	374,120

See notes to Schedule of Investments

Total High Social Impact Investments (Cost $3,326,488)		3,072,811

TIME DEPOSIT - 1.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	3,528,149	3,528,149

Total Time Deposit (Cost $3,528,149)		3,528,149

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	8,926,085	8,926,085

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $8,926,085)		8,926,085

TOTAL INVESTMENTS (Cost $354,983,517) - 102.2%		383,464,490
Other assets and liabilities, net - (2.2%)		(8,116,832)
NET ASSETS - 100.0%		375,347,658

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $8,710,271 as of December 31, 2016.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $3,072,811, which represents 0.8% of the net assets of the Fund as of December 31, 2016.

(c) Total market value of restricted securities amounts to $3,072,811, which represents 0.8% of the net assets of the Fund as of December 31, 2016.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.

Abbreviations:
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19	12/15/16	2,619,488
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	309,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	398,000

See notes to Schedule of Investments

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.3%

Australia - 3.3%
GrainCorp Ltd., Class A	224,912	1,549,814
Orora Ltd.	564,122	1,213,146
Qantas Airways Ltd.	1,071,253	2,566,221
Tassal Group Ltd.	551,779	1,650,515
		6,979,696

Austria - 3.6%
BUWOG AG *	119,586	2,776,173
Wienerberger AG	141,677	2,460,004
Zumtobel Group AG	136,462	2,437,137
		7,673,314

Canada - 1.3%
Entertainment One Ltd.	940,908	2,670,501

China - 0.8%
China Lesso Group Holdings Ltd.	2,546,550	1,644,982

Denmark - 1.8%
FLSmidth & Co. A/S	49,141	2,037,604
Matas A/S	136,448	1,861,402
		3,899,006

Finland - 1.8%
Metsa Board Oyj (a)	326,334	2,326,785
Tieto Oyj	52,489	1,428,215
		3,755,000

France - 2.9%
Cie Generale des Etablissements Michelin	19,787	2,199,499
Eurazeo SA	29,422	1,720,057
Wendel SA	18,438	2,218,729
		6,138,285

Germany - 8.0%
Aurelius Equity Opportunities SE & Co. KGaA	47,286	2,764,669
Deutsche EuroShop AG	71,702	2,916,471
ElringKlinger AG (a)	101,996	1,702,235
Gerresheimer AG	14,296	1,060,282

See notes to Schedule of Investments

RHOEN-KLINIKUM AG	103,330	2,789,200
RIB Software AG (a)	102,393	1,343,435
Talanx AG	65,573	2,190,068
XING AG	11,275	2,080,811
		16,847,171

Hong Kong - 1.4%
Haier Electronics Group Co. Ltd.	1,044,000	1,637,785
Man Wah Holdings Ltd.	1,937,902	1,308,513
		2,946,298

India - 0.4%
Yes Bank Ltd.	45,775	775,519

Ireland - 2.3%
Smurfit Kappa Group plc	212,965	4,877,373

Israel - 0.7%
NiCE Ltd. (ADR)	23,131	1,590,487

Italy - 5.2%
Banca IFIS SpA	111,734	3,058,038
Buzzi Unicem SpA	56,369	1,333,795
Cementir Holding SpA	459,171	2,031,022
Cerved Information Solutions SpA	263,779	2,186,429
Maire Tecnimont SpA	883,168	2,391,573
		11,000,857

Japan - 27.9%
Alps Electric Co. Ltd.	98,586	2,368,820
Asics Corp.	77,000	1,534,449
Chiyoda Corp.	286,841	1,979,943
Chugoku Marine Paints Ltd.	216,000	1,587,475
Daihen Corp.	296,000	1,824,598
Daiichikosho Co. Ltd.	48,840	1,927,668
Daiseki Co. Ltd.	90,400	1,849,870
Haseko Corp.	206,459	2,093,292
Hazama Ando Corp.	236,800	1,558,234
Hino Motors Ltd.	192,803	1,958,888
Hogy Medical Co. Ltd.	33,700	2,075,395
Horiba Ltd.	52,800	2,438,443
Japan Aviation Electronics Industry Ltd. (a)	170,000	2,387,052
Kandenko Co. Ltd.	217,000	1,954,671
Leopalace21 Corp.	395,607	2,185,108

See notes to Schedule of Investments

Makita Corp.	29,025	1,939,417
Nishio Rent All Co. Ltd.	86,700	2,653,897
Ryosan Co. Ltd.	71,800	2,164,659
Sanwa Holdings Corp.	139,900	1,330,585
Secom Co. Ltd.	28,300	2,067,714
Shinmaywa Industries Ltd.	249,000	2,233,881
Shinsei Bank Ltd.	975,000	1,631,509
Ship Healthcare Holdings, Inc.	85,797	2,199,384
SKY Perfect JSAT Holdings, Inc.	343,100	1,576,308
Star Micronics Co. Ltd.	131,800	1,790,766
Sumitomo Forestry Co. Ltd.	100,300	1,324,691
Sumitomo Real Estate Sales Co. Ltd.	107,300	2,496,615
Taiheiyo Cement Corp.	856,000	2,698,663
Toyota Industries Corp.	34,100	1,621,292
Zenkoku Hosho Co. Ltd.	50,700	1,625,257
		59,078,544

Luxembourg - 1.1%
Grand City Properties SA	127,187	2,307,646

Malaysia - 0.8%
PureCircle Ltd. *(a)	569,168	1,753,606

Mexico - 0.7%
Alpek SAB de CV	417,859	499,101
Gruma SAB de CV, Class B	73,600	935,194
		1,434,295

Netherlands - 1.1%
Koninklijke DSM NV	37,702	2,259,377

Norway - 1.5%
Austevoll Seafood ASA	338,877	3,283,755

Panama - 0.2%
Copa Holdings SA, Class A	4,630	420,543

Singapore - 0.7%
Global Logistic Properties Ltd.	1,009,300	1,528,297

South Korea - 2.4%
BGF retail Co. Ltd.	9,494	642,757
Coway Co. Ltd.	25,471	1,861,800
Dongbu Insurance Co. Ltd.	15,917	824,054

See notes to Schedule of Investments

Osstem Implant Co. Ltd. *	33,458	1,677,943
		5,006,554

Spain - 3.0%
Ebro Foods SA	121,000	2,532,310
Mediaset Espana Comunicacion SA	152,469	1,785,984
Telepizza Group SA *(a)(b)	453,330	2,154,549
		6,472,843

Sweden - 3.3%
Cloetta AB, Class B	748,315	2,357,325
Hoist Finance AB (a)(b)	247,118	2,298,778
Industrivarden AB, Class C	123,080	2,289,006
		6,945,109

Switzerland - 3.1%
Baloise Holding AG	13,154	1,655,231
OC Oerlikon Corp. AG *	231,684	2,272,942
Oriflame Holding AG *	86,875	2,619,565
		6,547,738

Taiwan - 1.5%
China Life Insurance Co. Ltd.	1,484,341	1,467,634
Teco Electric and Machinery Co. Ltd.	1,903,000	1,641,633
		3,109,267

United Kingdom - 13.5%
Aldermore Group plc *	374,581	1,093,148
Beazley plc	219,359	1,048,482
Bovis Homes Group plc	104,862	1,058,381
CVS Group plc	128,365	1,744,913
easyJet plc	138,660	1,715,143
Electrocomponents plc	338,585	1,987,097
Fenner plc	682,535	1,983,025
Inchcape plc	240,979	2,082,530
Inmarsat plc	232,408	2,150,377
Investec plc	182,841	1,199,181
Kennedy Wilson Europe Real Estate plc	96,907	1,144,278
Kingfisher plc	347,651	1,497,814
N Brown Group plc	430,797	1,180,822
Northgate plc	207,555	1,261,318
Savills plc	267,296	2,311,947
Speedy Hire plc	6,200,064	3,896,888

See notes to Schedule of Investments

Virgin Money Holdings UK plc	300,641	1,121,533
		28,476,877

Total Common Stocks (Cost $195,853,438)		199,422,940

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19 (c)(d)	1,000,000	925,250
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(e)	111,000	98,790
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(e)	142,000	133,480

Total High Social Impact Investments (Cost $1,253,000)		1,157,520

TIME DEPOSIT - 4.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	9,672,039	9,672,039

Total Time Deposit (Cost $9,672,039)		9,672,039

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	4,323,174	4,323,174

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $4,323,174)		4,323,174

TOTAL INVESTMENTS (Cost $211,101,651) - 101.4%		214,575,673
Other assets and liabilities, net - (1.4%)		(3,044,797)
NET ASSETS - 100.0%		211,530,876

See notes to Schedule of Investments

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	22.5%
Consumer Discretionary	15.7%
Financials	15.4%
Materials	10.1%
Information Technology	8.5%
Consumer Staples	8.2%
Real Estate	7.9%
Health Care	5.5%
Short-Term Investments	4.6%
Telecommunication Services	1.0%
High Social Impact Investments	0.6%
Total	100.0%

* Does not reflect the value of securities held as cash collateral on securities loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $4,126,999 as of December 31, 2016.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $4,453,327, which represents 2.1% of the net assets of the Fund as of December 31, 2016.

(c) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $1,157,520, which represents 0.5% of the net assets of the Fund as of December 31, 2016.

(d) Total market value of restricted securities amounts to $1,157,520, which represents 0.5% of the net assets of the Fund as of December 31, 2016.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19	12/15/16	1,000,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	111,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	142,000

See notes to Schedule of Investments

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 92.6%

Argentina - 1.3%
Pampa Energia SA (ADR) *(a)	44,166	1,537,418

Brazil - 8.0%
BB Seguridade Participacoes SA	242,700	2,106,424
Itau Unibanco Holding SA, PFC Shares	213,758	2,217,081
Klabin SA	302,145	1,645,008
Lojas Renner SA	207,800	1,475,855
Ultrapar Participacoes SA	100,400	2,107,986
		9,552,354

Chile - 1.3%
S.A.C.I. Falabella	201,828	1,602,764

China - 14.8%
Alibaba Group Holding Ltd. (ADR) *	46,921	4,120,133
China Biologic Products, Inc. *	17,975	1,932,672
China Mengniu Dairy Company Ltd.	1,283,000	2,460,091
Shenzhen International Holdings Ltd.	1,323,404	1,923,041
Tencent Holdings Ltd.	295,600	7,167,445
		17,603,382

Hong Kong - 7.8%
AIA Group Ltd.	562,200	3,149,354
Samsonite International SA	990,126	2,818,470
Techtronic Industries Co. Ltd.	930,000	3,327,982
		9,295,806

Hungary - 2.1%
Richter Gedeon Nyrt	117,076	2,472,922

India - 17.4%
Bharat Forge Ltd.	152,614	2,037,015
Container Corp of India Ltd.	104,698	1,707,415
HCL Technologies Ltd.	158,720	1,926,227
HDFC Bank Ltd. (ADR)	60,425	3,666,589
Hero MotoCorp. Ltd.	32,643	1,455,999
ICICI Bank Ltd. (ADR)	348,149	2,607,636
Motherson Sumi Systems Ltd.	492,567	2,353,594
Power Grid Corp. of India Ltd.	1,078,975	2,911,243

See notes to Schedule of Investments

Tech Mahindra Ltd.	290,221	2,083,885
		20,749,603

Indonesia - 2.7%
Bank Rakyat Indonesia Persero Tbk PT	3,762,200	3,249,466

Mexico - 2.7%
Banregio Grupo Financiero SAB de CV	278,486	1,551,649
Grupo Financiero Banorte SAB de CV	348,971	1,718,791
		3,270,440

Peru - 1.0%
Credicorp Ltd.	7,579	1,196,421

Russia - 5.8%
Magnit PJSC	12,819	2,291,454
MMC Norilsk Nickel PJSC (ADR):
BATS Chi-X Europe	109,087	1,815,610
OTC US	3,059	51,758
Sberbank of Russia PJSC (ADR)	244,385	2,813,852
		6,972,674

South Africa - 4.9%
Foschini Group Ltd. (The)	158,278	1,827,481
Life Healthcare Group Holdings Ltd.	924,080	2,188,133
Shoprite Holdings Ltd.	145,316	1,816,191
		5,831,805

South Korea - 5.2%
KB Financial Group, Inc.	93,389	3,300,316
Samsung Fire & Marine Insurance Co. Ltd.	13,280	2,950,767
		6,251,083

Taiwan - 15.1%
Advantech Co. Ltd.	337,000	2,657,410
Chipbond Technology Corp.	1,271,000	1,812,109
Hon Hai Precision Industry Co. Ltd.	967,400	2,516,292
Land Mark Optoelectronics Corp.	175,900	1,454,282
Phison Electronics Corp.	134,982	1,061,600
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	209,722	6,029,507
Tong Yang Industry Co. Ltd.	671,448	1,317,997
Tung Thih Electronic Co. Ltd.	133,000	1,185,671
		18,034,868

See notes to Schedule of Investments

Turkey - 0.8%
Aygaz AS	265,935	906,272

United Kingdom - 1.7%
NMC Health plc (a)	105,322	2,003,623

Total Common Stocks (Cost $106,169,486)		110,530,901

PARTICIPATORY NOTES - 3.5%

China - 3.5%
Gree Electric Appliances, Inc., Merrill Lynch International & Co., 8/31/18 *(b)	116,652	412,191
Gree Electric Appliances, Inc., Morgan Stanley Asia Products Ltd., 2/16/18 *(b)	181,097	639,909
Hangzhou Hikvision Digital Technology Co. Ltd., Citigroup Global Markets Holdings, Inc., 1/17/17 *(b)	78,233	267,353
Hangzhou Hikvision Digital Technology Co. Ltd., Merrill Lynch International & Co., 4/9/19 *(b)	435,676	1,488,877
Kweichow Moutai Co. Ltd., Morgan Stanley Asia Products Ltd., 11/9/17 *(b)	28,693	1,378,354
		4,186,684

Total Participatory Notes (Cost $3,622,524)		4,186,684

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.6%
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19 (b)(c)	2,000,000	1,850,500
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(d)	43,000	38,270
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(d)	56,000	52,640

Total High Social Impact Investments (Cost $2,099,000)		1,941,410

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	9,579	9,579

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $9,579)		9,579

TOTAL INVESTMENTS (Cost $111,900,589) - 97.7%		116,668,574
Other assets and liabilities, net - 2.3%		2,727,974
NET ASSETS - 100.0%		119,396,548

See notes to Schedule of Investments

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Information Technology	27.9%
Financials	26.2%
Consumer Discretionary	17.5%
Health Care	7.4%
Consumer Staples	6.8%
Utilities	4.6%
Industrials	3.1%
Materials	3.0%
Energy	1.8%
High Social Impact Investments	1.7%
Total	100.0%

* Does not reflect the value of securities held as cash collateral on securities loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $9,149 as of December 31, 2016.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $6,128,094, which represents 5.1% of the net assets of the Fund as of December 31, 2016.

(c) Total market value of restricted securities amounts to $1,941,410, which represents 1.6% of the net assets of the Fund as of December 31, 2016.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
PFC Shares:	Preference Shares
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 1.50%, 12/16/19	12/15/16	2,000,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	43,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	56,000

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert World Values Fund, Inc. (the “Corporation”) was organized as a Maryland corporation on February 14, 1992, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation operates four (4) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for the four (4) funds listed below (each, a “Fund” and collectively, the “Funds"):

•	Calvert International Equity Fund (“International Equity”);

•	Calvert Capital Accumulation Fund (“Capital Accumulation”);

•	Calvert International Opportunities Fund (“International Opportunities”); and

•	Calvert Emerging Markets Equity Fund (“Emerging Markets Equity”).

All Funds of the Corporation are diversified. The operations of each series of the Corporation, including the Funds, are accounted for separately. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (“the Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to the Funds' investment advisor (“Advisor”) and has provided these Procedures to govern the Advisor in its valuation duties.
The Advisor has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds’ investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds’ investments by major category are as follows:

Common and preferred stocks, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Funds have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.

Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, fair value may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.
Debt securities, other than Venture Capital debt securities and including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Participatory notes are valued based on the value of the underlying equity security as     determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at December 31, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Funds may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of each of the Fund’s holdings as of December 31, 2016, based on the inputs used to value them:

INTERNATIONAL EQUITY
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Canada	$6,292,495	$—	$—	$6,292,495
France	7,967,365	30,314,192	—	38,281,557
Hong Kong	2,653,032	5,284,398	—	7,937,430
Japan	1,827,873	52,632,607	—	54,460,480
Kenya	629,729	—	—	629,729
Netherlands	2,041,281	15,308,498	—	17,349,779
New Zealand	1,066,641	3,108,111	—	4,174,752
Taiwan	2,002,754	—	—	2,002,754
United Kingdom	4,959,774	20,763,386	—	25,723,160
United States	3,429,022	—	—	3,429,022
Other Countries**	—	117,802,368	—	117,802,368
Total Common Stocks	$32,869,966	$ 245,213,560***	$—	$278,083,526
Common Stocks - Venture Capital	—	—	0	0
Preferred Stocks - Venture Capital	—	—	182,939	182,939
Venture Capital Limited Partnership Interest	—	—	1,307,619	1,307,619
Venture Capital Debt Obligations	—	—	501,487	501,487
High Social Impact Investments	—	4,100,322	461,820	4,562,142
Short Term Investment of Cash Collateral For Securities Loaned	32,287	—	—	32,287
TOTAL	$32,902,253	$249,313,882	$2,453,865^	$284,670,000

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments. Venture Capital is not included in this category.
*** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.9% of net assets.
There were no transfers between levels during the period ended December 31, 2016.

CAPITAL ACCUMULATION
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$367,937,445	$—	$—	$367,937,445
High Social Impact Investments	—	2,423,681	649,130	3,072,811
Time Deposit	—	3,528,149	—	3,528,149
Short Term Investment of Cash Collateral For Securities Loaned	8,926,085	—	—	8,926,085
TOTAL	$376,863,530	$5,951,830	$649,130^	$383,464,490

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.2% of net assets.

There were no transfers between levels during the period ended December 31, 2016.

INTERNATIONAL OPPORTUNITIES
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Austria	$2,460,004	$5,213,310	$—	$7,673,314
Canada	2,670,501	—	—	2,670,501
Israel	1,590,487	—	—	1,590,487
Italy	5,089,060	5,911,797	—	11,000,857
Malaysia	1,753,606	—	—	1,753,606
Mexico	1,434,295	—	—	1,434,295
Panama	420,543	—	—	420,543
Spain	2,154,549	4,318,294	—	6,472,843
Sweden	4,656,103	2,289,006	—	6,945,109
United Kingdom	9,839,507	18,637,370	—	28,476,877
Other Countries**	—	130,984,508	—	130,984,508
Total Common Stocks	$32,068,655	$ 167,354,285***	$—	$199,422,940
High Social Impact Investments	—	925,250	232,270	1,157,520
Time Deposit	—	9,672,039	—	9,672,039
Short Term Investment of Cash Collateral For Securities Loaned	4,323,174	—	—	4,323,174
TOTAL	$36,391,829	$177,951,574	$232,270^	$214,575,673

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.1% of net assets.

For certain securities that trade primarily outside the U.S., adjustments to prices due to movements against a specific benchmark that were necessary on September 30, 2016 were not necessary on December 31,

2016. As a result, $11,445,952 transferred out of Level 2 into Level 1. In addition, for certain other securities that trade primarily outside the U.S., adjustments to prices due to movements against a specific benchmark that were not necessary on September 30, 2016 were necessary on December 31, 2016. As a result, $9,306,610 transferred out of Level 1 into Level 2. The amounts of these transfers were determined based on the fair value of the securities at the end of the period.

EMERGING MARKETS EQUITY
	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Argentina	$1,537,418	$—	$—	$1,537,418
Brazil	1,645,008	7,907,346	—	9,552,354
Chile	1,602,764	—	—	1,602,764
China	6,052,805	11,550,577	—	17,603,382
India	6,274,225	14,475,378	—	20,749,603
Mexico	3,270,440	—	—	3,270,440
Peru	1,196,421	—	—	1,196,421
Russia	51,758	6,920,916	—	6,972,674
Taiwan	7,841,616	10,193,252	—	18,034,868
Other Countries**	—	30,010,977	—	30,010,977
Total Common Stocks	$29,472,455	$ 81,058,446***	$—	$110,530,901
Participatory Notes	—	4,186,684	—	4,186,684
High Social Impact Investments	—	1,850,500	90,910	1,941,410
Short Term Investment of Cash Collateral For Securities Loaned	9,579	—	—	9,579
TOTAL	$29,482,034	$87,095,630	$90,910^	$116,668,574

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.1% of net assets.

For certain securities that trade primarily outside the U.S., adjustments to prices due to movements against a specific benchmark that were necessary on September 30, 2016 were not necessary on December 31, 2016. As a result, $1,812,109 transferred out of Level 2 into Level 1. In addition, for certain other securities that trade primarily outside the U.S., adjustments to prices due to movements against a specific benchmark that were not necessary on September 30, 2016 were necessary on December 31, 2016. As a result, $9,910,969 transferred out of Level 1 into Level 2. The amounts of these transfers were determined based on the fair value of the securities at the end of the period.

Participatory Notes: The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”), especially in markets where direct investment by the Funds is not possible. P-notes are generally issued by a bank or broker-dealer (the “counterparty”) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.

Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

The Funds may invest in Community Investment Notes issued by the Calvert Social Investment Foundation, which is a 501(c)(3) non-profit organization. The Funds have received an exemptive order from the Securities and Exchange Commission permitting the Funds to make investments in these notes under certain conditions.

Security Transactions: Security transactions are accounted for on trade date.
NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2016.

	INTERNATIONAL EQUITY	CAPITAL ACCUMULATION	INTERNATIONAL OPPORTUNITIES	EMERGING MARKETS EQUITY
Unrealized appreciation	$18,558,568	$35,463,725	$15,840,668	$7,569,663
Unrealized (depreciation)	(18,653,000)	(7,150,811)	(13,341,874)	(3,810,725)
Net unrealized appreciation (depreciation)	($94,432)	$28,312,914	$2,498,794	$3,758,938

Federal income tax cost of investments	$284,764,432	$355,151,576	$212,076,879	$112,909,636

NOTE C — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between each Fund and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

The total value of securities on loan as of December 31, 2016 was as follows:

International Equity	$24,770
Capital Accumulation	$8,710,271
International Opportunities	$4,126,999
Emerging Markets Equity	$9,149

NOTE D — AFFILIATED COMPANIES
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares. Affiliated companies of International Equity as of December 31, 2016 are as follows:

Name of Affiliated Company	Market Value 9/30/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 12/31/16	Dividend Income	Capital Gain Distributions
gNet Defta Development Holding LLC	$300,016	$—	$—	$—	($1,818)	$298,198	$—	$—
SEAF Central and Eastern European Growth Fund LLC	264,048	—	—	—	(75,302)	188,746	—	—
TOTALS	$564,064	$—	$—	$—	($77,120)	$486,944	$—	$—

NOTE E - CHANGE IN INVESTMENT ADVISOR
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment advisor to the Funds following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Funds and CRM.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 22, 2017